VIA EDGAR	December 7, 2016

Re:	Aramark, Aramark Services, Inc. and other Guarantors
Registration Statement on Form S-4

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

We hereby submit for filing by direct electronic transmission under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-4 (the “S-4 Registration Statement”), together with certain exhibits thereto, of Aramark Services, Inc., a Delaware corporation (the “Issuer”), Aramark, a Delaware corporation (the “Parent Guarantor”), and the additional registrants listed therein (collectively, the “Subsidiary Guarantors”; together with the Parent Guarantor, the “Guarantors”; and together with the Parent Guarantor and the Issuer, the “Registrants”), relating to the Issuer’s offer to exchange (i) all outstanding unregistered 5.125% Senior Notes due 2024 ($500,000,000 principal amount outstanding) (the “Unregistered 2024 Outstanding Notes”), which were offered and sold on May 31, 2016 in reliance upon Rule 144A and Regulation S under the Securities Act, for an equal principal amount of 5.125% Senior Notes due 2024 (the “New 2024 Exchange Notes”) and (ii) all outstanding 4.750% Senior Notes due 2026 ($500,000,000 principal amount outstanding) (the “2026 Outstanding Notes” and, together with the Unregistered 2024 Outstanding Notes, the “Outstanding Notes”), which were offered and sold on May 31, 2016 in reliance upon Rule 144A and Regulation S under the Securities Act, for an equal principal amount of 4.750% Senior Notes due 2026 (the “2026 Exchange Notes”, and together with the New 2024 Exchange Notes, the “Exchange Notes”). The Outstanding Notes are, and the Exchange Notes will be, guaranteed by the Guarantors, who are also registrants under the S-4 Registration Statement.

The Registrants are registering the Exchange Notes on the S-4 Registration Statement in reliance on the position of the Securities and Exchange Commission (the “Commission”) enunciated in Exxon Capital Holdings Corporation, available May 13, 1988 (“Exxon Capital”), Morgan Stanley & Co., Incorporated, available June 5, 1991 (regarding

Securities and Exchange Commission	December 7, 2016

resales) and Shearman & Sterling, available July 2, 1993 (with respect to the participation of broker-dealers). The Registrants hereby make the following representations to the Staff of the Commission:

1.	The Registrants have not entered into any arrangement or understanding with any person to distribute the Exchange Notes and, to the best of each of the Registrants’ information and belief without independent investigation, each person participating in the exchange offers is acquiring the Exchange Notes in its ordinary course of business and is not engaged in, does not intend to engage in, and has no arrangement or understanding with any person to participate in the distribution of the Exchange Notes. In this regard, the Registrants will disclose to each person participating in the exchange offers that if such person is participating in the exchange offers for the purpose of distributing the Exchange Notes, such person (i) could not rely on the Staff position enunciated in Exxon Capital or interpretive letters to similar effect and (ii) must comply with registration and prospectus delivery requirements of the Securities Act in connection with a secondary resale transaction. Each Registrant acknowledges that such a secondary resale transaction by such person participating in the exchange offers for the purpose of distributing the Exchange Notes should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

2.	No broker-dealer has entered into any arrangement or understanding with the Registrants or an affiliate of the Registrants to distribute the Exchange Notes. The Registrants will disclose to each person participating in the exchange offers (through the exchange offer prospectus) that any broker-dealer who receives the Exchange Notes for its own account pursuant to the exchange offers may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of those Exchange Notes. The Registrants will also include in the letter of transmittal to be executed by each holder participating in the exchange offers that each broker-dealer that receives the Exchange Notes for its own account pursuant to the exchange offers must acknowledge that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of those Exchange Notes and that by so acknowledging and delivering a prospectus, the broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.

The filing fee for the S-4 Registration Statement in the amount of $115,900 has previously been deposited by wire transfer of same day funds to the Commission’s account at U.S. Bank of St. Louis, Missouri.

Please acknowledge receipt of the filing via electronic mail.

If you have any questions on the above-referenced S-4 Registration Statement, please contact Joseph Kaufman at (212) 455-2948 of Simpson Thacher & Bartlett LLP, counsel to the Registrants.

Very truly yours,

/s/ Stephen R. Reynolds
Stephen R. Reynolds